Summary of Marketable Securities by Asset Type (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 151,616	$ 149,864
Available-for-Sale Securities, Gross Unrealized Gains	5,522	8,721
Available-for-Sale Securities, Gross Unrealized Losses	(10,182)	(3,815)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	146,956	154,770
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	129,025	127,189
Available-for-Sale Securities, Gross Unrealized Gains	5,171	8,330
Available-for-Sale Securities, Gross Unrealized Losses	(10,102)	(3,653)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	124,094	131,866
Equity securities | Stocks | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	5,051	3,722
Available-for-Sale Securities, Gross Unrealized Gains	439	339
Available-for-Sale Securities, Gross Unrealized Losses	(247)	(85)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	5,243	3,976
Equity securities | Stocks | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	27,717	34,368
Available-for-Sale Securities, Gross Unrealized Gains	3,831	5,649
Available-for-Sale Securities, Gross Unrealized Losses	(911)	(559)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	30,637	39,458
Equity securities | Mutual funds | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	35,903	32,657
Available-for-Sale Securities, Gross Unrealized Gains	802	2,114
Available-for-Sale Securities, Gross Unrealized Losses	(4,357)	(230)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	32,348	34,541
Equity securities | Mutual funds | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	60,354	56,442
Available-for-Sale Securities, Gross Unrealized Gains	99	228
Available-for-Sale Securities, Gross Unrealized Losses	(4,587)	(2,779)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	55,866	53,891
Fixed maturity
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	22,591	22,675
Available-for-Sale Securities, Gross Unrealized Gains	351	391
Available-for-Sale Securities, Gross Unrealized Losses	(80)	(162)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	22,862	22,904
Fixed maturity | U.S. Treasury and other government
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	21,704	21,340
Available-for-Sale Securities, Gross Unrealized Gains	214	171
Available-for-Sale Securities, Gross Unrealized Losses	(80)	(162)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	21,838	21,349
Fixed maturity | Foreign bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost		36
Available-for-Sale Securities, Gross Unrealized Gains		2
Available-for-Sale Securities, Fair Value (Net Carrying Amount)		38
Fixed maturity | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost		81
Available-for-Sale Securities, Gross Unrealized Gains		47
Available-for-Sale Securities, Fair Value (Net Carrying Amount)		128
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	887	1,218
Available-for-Sale Securities, Gross Unrealized Gains	137	171
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	$ 1,024	$ 1,389